Supplemental Cash Flow Information (Details) - Schedule of income taxes paid, net of income taxes received - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income taxes paid, net of income taxes received [Abstract]
Income taxes paid	$ (94,290)	$ (53,842)	$ (101,952)
Income taxes received	48	399	6,497
Income taxes paid, net of income taxes received	$ (94,242)	$ (53,443)	$ (95,455)